Bonds, notes and other obligations - Summary of repayment schedule of bonds, notes and other obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 6,075,433	S/ 5,551,629
2024
Disclosure of detailed information about borrowings [line items]
Borrowings		71,709
2025
Disclosure of detailed information about borrowings [line items]
Borrowings	430,884
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,813,682	1,789,553
2027
Disclosure of detailed information about borrowings [line items]
Borrowings	1,069,661	1,052,011
2028 onwards
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 2,761,206	S/ 2,638,356